SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of suppliers

	12/31/2025	12/31/2024
Current
Goods, Materials and Services	2,923,676	1,878,391
Energy Purchased for Resale	913,400	771,509
CCEE - Short Term Energy	79,203	106,429
	3,916,279	2,756,329

Non-current
Goods, Materials and Services	11,646	7,697
Others	—	262
	11,646	7,959

	3,927,925	2,764,288